UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

March 31, 2015

JNL/PPM America Low Duration Bond Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 30.3%
AEP Texas Central Transition Funding III LLC
0.88%, 12/01/17	$645,070	$645,764
1.98%, 06/01/20	1,250,000	1,262,045
American Express Credit Account Master Trust, 0.77%, 10/15/15	5,100,000	5,103,346
American Express Issuance Trust II, 0.62%, 03/15/18 (a)	1,105,000	1,100,217
AmeriCredit Automobile Receivables Trust
1.78%, 05/08/15	294,481	294,738
2.67%, 12/08/15	330,000	332,942
1.12%, 01/08/16	1,210,000	1,213,202
2.85%, 08/08/16	130,241	130,292
1.69%, 09/08/16	850,000	854,830
2.86%, 01/09/17	492,214	494,160
1.31%, 11/08/17	1,423,000	1,426,348
0.96%, 04/09/18	400,000	400,497
1.19%, 05/08/18	775,000	777,432
1.79%, 03/08/19	1,825,000	1,824,914
2.38%, 06/10/19	219,000	221,776
Ascentium Equipment Receivables LLC, 1.04%, 01/10/17 (b)	318,117	317,938
Bank of The West Auto Trust, 1.65%, 10/15/18 (b)	1,022,000	1,028,703
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (a)	489,000	531,250
5.69%, 06/11/50 (a)	2,737,000	2,957,490
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.47%, 01/12/45 (a)	1,073,245	1,142,589
California Republic Auto Receivables Trust
1.09%, 04/17/17	2,500,000	2,502,910
1.23%, 10/16/17	1,909,691	1,915,117
1.57%, 08/15/18	3,000,000	3,012,624
1.79%, 10/15/18	1,458,000	1,469,689
Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	3,000,000	3,021,564
CarMax Auto Owner Trust
2.08%, 03/15/18	585,000	591,839
0.97%, 04/16/18	3,000,000	3,006,504
1.91%, 03/15/19	200,000	202,318
1.16%, 06/17/19	1,826,000	1,828,562
Centerpoint Energy Transition Bond Co. III LLC, 4.19%, 02/01/17	404,103	415,996
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/17	6,523,135	6,530,754
Chase Issuance Trust
0.42%, 02/15/17 (a)	5,000,000	4,972,430
0.63%, 02/15/17 (a)	3,000,000	2,988,531
REMIC, 1.37%, 05/15/15 (a)	500,000	500,606
Chrysler Capital Auto Receivables Trust, 0.83%, 09/17/18 (b)	3,296,000	3,297,602
Citibank Credit Card Issuance Trust, 1.02%, 02/22/17	5,333,000	5,335,613
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	4,000,000	4,206,112
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.23%, 10/15/15 (a)	2,102,000	2,141,520
CNH Equipment Trust
1.01%, 02/15/17	6,625,000	6,623,682
0.99%, 11/15/18	1,960,000	1,953,585
1.50%, 05/15/20	325,000	325,963
COMM Mortgage Trust REMIC, 0.72%, 09/10/17	801,898	799,387
Commercial Mortgage Trust REMIC, 3.45%, 05/15/23	1,000,000	1,060,311
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a)	197,626	198,872
Dell Equipment Finance Trust
0.94%, 06/22/20 (b)	290,000	289,919
1.36%, 06/22/20 (b)	100,000	100,083
Discover Card Execution Note Trust
0.62%, 11/16/15 (a)	1,200,000	1,199,297
1.04%, 10/17/16	5,000,000	5,013,915
1.39%, 10/16/17	2,000,000	2,005,762
Ford Credit Auto Owner Trust
3.21%, 04/15/15	119,000	119,179
2.27%, 10/15/15	2,000,000	2,016,690
1.95%, 04/15/18	1,549,000	1,558,243
1.54%, 03/15/19	2,500,000	2,501,545
1.71%, 05/15/19	415,000	418,509
1.90%, 09/15/19	185,000	187,104
1.97%, 04/15/20	553,000	554,045
2.20%, 11/15/20	3,000,000	3,010,581
Ford Credit Floorplan Master Owner Trust
1.50%, 09/15/16	1,000,000	1,007,344
1.20%, 02/15/17	3,111,000	3,119,169
1.42%, 01/15/18	2,422,000	2,421,666
GE Equipment Midticket LLC
0.95%, 04/22/16	2,000,000	2,003,552
1.14%, 05/22/18	3,000,000	3,005,613
GE Equipment Small Ticket LLC, 1.39%, 11/25/16 (b)	3,520,000	3,541,416
GE Equipment Transportation LLC
0.92%, 09/24/16	1,205,000	1,206,528
0.97%, 04/23/17	1,112,000	1,112,107
1.23%, 04/24/17	515,000	516,616
1.30%, 08/24/17	5,000,000	5,022,515
1.48%, 01/23/18	801,000	803,957
1.28%, 02/25/19	905,000	906,135
1.77%, 05/23/23	856,000	858,892
GreatAmerica Leasing Receivables Funding LLC
0.61%, 11/15/15 (b)	1,803,236	1,802,890
0.78%, 12/15/15 (b)	782,908	783,159
1.16%, 12/15/16 (b)	1,458,000	1,460,674
0.89%, 01/15/17 (b)	3,846,000	3,841,958
1.47%, 01/15/18 (b)	545,000	545,790
1.54%, 07/20/18 (b)	5,180,000	5,198,316
2.02%, 06/21/21 (b)	370,000	372,729
Harley-Davidson Motorcycle Trust, 1.31%, 03/15/17	2,674,271	2,678,004
Huntington Auto Trust
1.71%, 12/15/15	200,000	201,277
1.07%, 06/15/16	275,000	275,523
Hyundai Auto Receivables Trust
1.42%, 12/15/16	315,000	315,629
1.35%, 04/15/17	300,000	301,384
2.10%, 06/15/17	2,148,000	2,168,756
1.39%, 03/15/18	395,000	396,872
0.90%, 12/17/18	2,988,000	2,990,238
2.02%, 08/15/19	560,000	565,676
John Deere Owner Trust, 1.07%, 11/15/17	3,500,000	3,506,335
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 3.46%, 04/15/24	2,530,000	2,682,316
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (a) (b)	2,332,320	2,405,114
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (b)	7,000,000	7,002,891

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
LB-UBS Commercial Mortgage Trust REMIC, 5.06%, 09/15/40 (a)	575,000	581,464
MMCA Auto Owner Trust
1.57%, 08/15/17 (b)	189,712	190,397
1.21%, 12/16/19 (b)	3,405,000	3,412,736
Morgan Stanley Capital I Trust REMIC
5.91%, 07/11/17 (a)	2,387,013	2,592,194
5.33%, 11/12/41	2,482,963	2,602,021
5.65%, 06/11/42 (a)	4,000,000	4,336,040
4.98%, 06/12/47 (a)	535,000	539,641
Sierra Receivables Funding Co. LLC, 2.38%, 03/20/29 (b)	1,217,521	1,231,022
Sierra Timeshare Receivables Funding LLC
3.37%, 02/20/21 (b)	1,124,336	1,149,977
3.51%, 11/20/25 (b)	477,153	482,102
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	1,953,501	1,948,357
USAA Auto Owner Trust, 1.34%, 08/17/20	1,000,000	1,000,117
Volvo Financial Equipment LLC
0.74%, 01/15/16 (b)	319,949	319,951
0.82%, 04/16/18 (b)	2,332,000	2,327,362
1.51%, 06/17/19 (b)	2,736,000	2,745,073
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 12/25/34 (a)	662,327	652,460
Westlake Automobile Receivables Trust, 1.12%, 07/15/15 (b)	1,098,529	1,099,050
World Omni Auto Receivables Trust, 1.49%, 04/15/16	565,000	567,954
Total Non-U.S. Government Agency Asset-Backed Securities (cost $192,924,916)		192,736,395

CORPORATE BONDS AND NOTES - 54.7%

CONSUMER DISCRETIONARY - 2.1%
Dollar General Corp., 1.88%, 04/15/18	2,000,000	1,978,230
GLP Capital LP, 4.38%, 11/01/18 (c)	1,037,000	1,065,518
Mattel Inc., 2.50%, 11/01/16	1,000,000	1,016,429
MGM Resorts International, 6.63%, 07/15/15	2,000,000	2,020,000
Time Warner Cable Inc., 6.75%, 07/01/18	4,500,000	5,169,586
Toll Brothers Finance Corp., 4.00%, 12/31/18	2,077,000	2,134,118
		13,383,881
CONSUMER STAPLES - 3.6%
Altria Group Inc., 2.63%, 01/14/20	5,000,000	5,073,495
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	3,232,000	3,269,721
Church & Dwight Co. Inc., 2.45%, 12/15/19	2,000,000	2,024,788
ConAgra Foods Inc., 1.30%, 01/25/16	3,000,000	3,007,674
JM Smucker Co., 2.50%, 03/15/20 (b)	902,000	914,952
Kroger Co.
0.79%, 10/17/16 (a)	1,000,000	1,001,905
1.20%, 10/17/16	2,844,000	2,851,707
Mondelez International Inc., 2.25%, 02/01/19	2,500,000	2,528,080
WM Wrigley Jr. Co.
1.40%, 10/21/16 (b)	1,909,000	1,915,775
2.00%, 10/20/17 (b)	468,000	472,978
		23,061,075
ENERGY - 0.4%
Chevron Corp., 1.37%, 03/02/18	2,354,000	2,365,109

FINANCIALS - 35.4%
Abbey National Treasury Services Plc, 2.35%, 09/10/19	2,308,000	2,344,432
ABN AMRO Bank NV, 4.25%, 02/02/17 (b)	5,000,000	5,258,440
AerCap Ireland Capital Ltd., 2.75%, 05/15/17 (b)	2,698,000	2,671,020
Ally Financial Inc.
4.63%, 06/26/15	1,250,000	1,256,250
2.75%, 01/30/17	3,000,000	2,988,930
Ameriprise Financial Inc., 5.65%, 11/15/15	1,391,000	1,431,617
ANZ New Zealand International Ltd., 1.75%, 03/29/18 (b)	2,000,000	2,003,522
Bank of America Corp.
3.63%, 03/17/16	655,000	671,068
6.50%, 08/01/16	1,500,000	1,600,713
6.00%, 09/01/17	3,000,000	3,299,637
2.00%, 01/11/18	963,000	970,130
2.60%, 01/15/19	537,000	546,554
Bank of America NA, 5.30%, 03/15/17	750,000	800,877
Barclays Plc, 2.00%, 03/16/18	3,000,000	3,016,245
BB&T Corp., 2.45%, 01/15/20	3,000,000	3,051,768
BioMed Realty LP, 3.85%, 04/15/16	300,000	307,309
BNZ International Funding Ltd., 1.90%, 02/26/18 (b) (c)	2,000,000	2,011,264
Caisse Centrale Desjardins, 1.55%, 09/12/17 (b)	3,000,000	3,001,683
Capital One Bank USA NA
1.20%, 02/13/17	2,000,000	1,994,630
2.25%, 02/13/19	3,000,000	3,015,882
2.40%, 09/05/19 (d)	2,627,000	2,637,576
Caterpillar Financial Services Corp., 2.25%, 12/01/19	3,000,000	3,044,937
CIT Group Inc., 4.25%, 08/15/17	1,000,000	1,015,000
Citigroup Inc.
1.35%, 03/10/17	2,000,000	1,996,320
1.80%, 02/05/18	1,525,000	1,527,960
2.50%, 09/26/18	627,000	639,176
CNH Capital LLC, 3.88%, 11/01/15	4,250,000	4,281,875
Commonwealth Bank of Australia, 2.25%, 03/13/19	3,000,000	3,040,446
Compass Bank, 1.85%, 09/29/17	2,000,000	2,014,162
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,258,435
Daimler Finance North America LLC
1.38%, 08/01/17 (b)	3,500,000	3,501,816
0.68%, 03/02/18 (a) (b)	2,500,000	2,502,820
Discover Bank, 2.00%, 02/21/18	5,250,000	5,255,192
Equity One Inc.
6.00%, 09/15/16	4,450,000	4,723,582
6.25%, 01/15/17	3,053,000	3,281,938
ERP Operating LP, 2.38%, 07/01/19	2,000,000	2,026,072
Fifth Third Bank, 2.38%, 04/25/19	3,000,000	3,043,677
First Horizon National Corp., 5.38%, 12/15/15	7,496,000	7,689,337
Ford Motor Credit Co. LLC
1.50%, 01/17/17	6,000,000	6,011,850
2.15%, 01/09/18	2,000,000	2,022,286
1.18%, 11/04/19 (a)	2,000,000	2,001,710
General Electric Capital Corp.
5.40%, 02/15/17	2,500,000	2,705,042
5.63%, 09/15/17	2,000,000	2,211,186
5.63%, 05/01/18	3,420,000	3,839,521
General Motors Financial Co. Inc., 2.75%, 05/15/16	4,955,000	5,010,298
Goldman Sachs Group Inc.
1.07%, 12/15/17 (a)	2,000,000	2,008,366
2.38%, 01/22/18	2,500,000	2,550,708
2.55%, 10/23/19	2,000,000	2,028,234
2.60%, 04/23/20	1,996,000	2,017,235
HCP Inc., 6.30%, 09/15/16	1,500,000	1,608,392
Hospitality Properties Trust, 5.63%, 03/15/17	2,752,000	2,935,520
HSBC Bank Plc, 1.50%, 05/15/18 (b)	3,000,000	2,998,248
HSBC USA Inc.
0.72%, 03/03/17 (a)	2,045,000	2,044,953
2.63%, 09/24/18	3,000,000	3,088,569
Huntington National Bank, 1.30%, 11/20/16	3,875,000	3,878,321
Intesa Sanpaolo SpA
3.63%, 08/12/15 (b)	1,500,000	1,514,100
3.13%, 01/15/16	2,940,000	2,980,043

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
John Deere Capital Corp., 1.55%, 12/15/17	2,500,000	2,526,258
JPMorgan Chase & Co., 0.81%, 04/25/18 (a)	3,000,000	2,997,219
Liberty Property LP, 5.50%, 12/15/16	1,405,000	1,493,210
Lloyds Bank Plc, 4.20%, 03/28/17	2,000,000	2,113,406
Mid-America Apartments LP, 5.50%, 10/01/15	2,245,000	2,295,813
Mizuho Bank Ltd., 1.70%, 09/25/17 (b)	3,000,000	3,006,180
Morgan Stanley
5.55%, 04/27/17	4,000,000	4,326,940
1.54%, 04/25/18 (a)	3,000,000	3,047,736
2.65%, 01/27/20	1,562,000	1,586,598
National Australia Bank Ltd.
2.25%, 07/01/19 (b)	2,250,000	2,272,565
2.40%, 12/09/19 (b)	2,000,000	2,034,990
PPF Funding Inc., 5.70%, 04/15/17 (b)	1,273,000	1,351,613
Prologis International Funding II, 4.88%, 02/15/20 (b)	900,000	969,515
Regions Financial Corp.
5.75%, 06/15/15	3,500,000	3,531,045
2.00%, 05/15/18	2,500,000	2,497,285
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,100,000	2,115,813
Royal Bank of Scotland Plc
4.38%, 03/16/16	260,000	268,245
1.88%, 03/31/17	3,000,000	2,995,236
Santander Holdings USA Inc.
3.00%, 09/24/15	2,000,000	2,015,590
4.63%, 04/19/16	2,000,000	2,075,340
SLM Corp., 3.88%, 09/10/15	3,612,000	3,637,898
SunTrust Bank
0.55%, 08/24/15 (a)	2,000,000	1,999,234
1.35%, 02/15/17	4,000,000	4,012,000
Toyota Motor Credit Corp.
1.13%, 05/16/17	2,000,000	2,005,332
1.45%, 01/12/18	2,273,000	2,287,222
2.13%, 07/18/19	2,000,000	2,031,898
UBS AG
0.77%, 09/26/16 (a) (d)	2,000,000	1,999,396
1.80%, 03/26/18 (d)	1,250,000	1,253,275
Union Bank NA, 2.63%, 09/26/18	3,000,000	3,083,610
USAA Capital Corp., 2.13%, 06/03/19 (b) (c)	2,800,000	2,827,754
Wells Fargo & Co.
0.47%, 05/16/16 (a)	1,500,000	1,496,654
2.15%, 01/30/20	3,000,000	3,015,477
		225,347,221
HEALTH CARE - 2.6%
Actavis Funding SCS
1.30%, 06/15/17	3,500,000	3,469,473
2.45%, 06/15/19	1,000,000	1,004,115
Medco Health Solutions Inc., 2.75%, 09/15/15	1,500,000	1,512,783
Mylan Inc., 1.35%, 11/29/16	5,000,000	4,992,960
Perrigo Co. Plc, 1.30%, 11/08/16	2,523,000	2,521,135
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	1,307,000	1,325,356
Ventas Realty LP, 1.55%, 09/26/16	1,895,000	1,907,363
		16,733,185
INDUSTRIALS - 2.9%
Bombardier Inc.
4.25%, 01/15/16 (b)	1,500,000	1,538,550
5.50%, 09/15/18 (b) (c)	1,657,000	1,654,929
Cobham Plc, 2.68%, 10/28/17 (d) (e)	2,500,000	2,498,890
Eaton Corp., 1.50%, 11/02/17	3,000,000	3,010,803
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	2,000,000	2,085,624
3.05%, 01/09/20 (b)	4,000,000	4,067,016
Ryder System Inc., 2.45%, 09/03/19	2,500,000	2,504,390
Union Pacific Corp., 1.80%, 02/01/20	1,304,000	1,305,411
		18,665,613
INFORMATION TECHNOLOGY - 0.8%
Hewlett-Packard Co., 1.19%, 01/14/19 (a)	2,500,000	2,475,262
Oracle Corp., 2.25%, 10/08/19	2,250,000	2,294,438
		4,769,700
MATERIALS - 3.1%
Anglo American Capital Plc, 1.20%, 04/15/16 (a) (b)	1,216,000	1,215,368
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (b) (c)	1,500,000	1,485,000
Freeport-McMoRan Inc., 2.30%, 11/14/17	4,000,000	3,986,700
LyondellBasell Industries NV, 5.00%, 04/15/19	2,500,000	2,756,912
Martin Marietta Materials Inc., 1.37%, 06/30/17 (a)	1,051,000	1,045,189
Monsanto Co., 2.13%, 07/15/19	5,000,000	5,068,220
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (b)	2,000,000	2,008,400
2.70%, 10/25/17 (b) (f)	2,000,000	2,028,876
		19,594,665
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 1.70%, 06/01/17	2,000,000	2,006,442
Verizon Communications Inc.
2.50%, 09/15/16	2,925,000	2,986,916
1.35%, 06/09/17	3,000,000	3,001,461
		7,994,819
UTILITIES - 2.5%
AES Corp., 3.26%, 06/01/19 (a)	1,049,000	1,043,755
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	3,000,000	3,043,446
Dominion Gas Holdings LLC, 2.50%, 12/15/19	2,000,000	2,038,612
Exelon Generation Co. LLC, 2.95%, 01/15/20	767,000	779,939
Northeast Utilities, 1.60%, 01/15/18	2,000,000	2,003,822
Pepco Holdings Inc., 2.70%, 10/01/15	2,670,000	2,691,224
Southern California Edison Co.
1.13%, 05/01/17	1,517,000	1,523,350
1.85%, 02/01/22	2,105,000	2,116,270
Southern Co., 2.38%, 09/15/15	900,000	907,137
		16,147,555
Total Corporate Bonds and Notes (cost $346,564,050)		348,062,823

GOVERNMENT AND AGENCY OBLIGATIONS - 13.3%

GOVERNMENT SECURITIES - 7.3%
Federal Home Loan Bank - 0.8% (g)
Federal Home Loan Bank
2.00%, 09/09/16	3,835,000	3,918,684
1.13%, 12/08/17	1,000,000	1,005,711
		4,924,395
Federal Home Loan Mortgage Corp. - 0.6% (g)
Federal Home Loan Mortgage Corp., 1.25%, 08/01/19	4,000,000	3,993,572

Federal National Mortgage Association - 0.2% (g)
Federal National Mortgage Association, 1.13%, 04/27/17	1,200,000	1,210,669

Sovereign - 0.7%
Korea Land & Housing Corp., 1.88%, 08/02/17 (b)	1,905,000	1,908,621
Kreditanstalt fuer Wiederaufbau, 0.50%, 07/15/16	2,193,000	2,193,614
		4,102,235
U.S. Treasury Securities - 5.0%
U.S. Treasury Note
0.88%, 06/15/17 - 01/15/18	19,633,000	19,695,316

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
1.00%, 09/15/17 - 02/15/18	12,245,000	12,308,868
		32,004,184
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.0%
Federal Home Loan Bank - 0.8%
Federal Home Loan Bank, 1.13%, 04/25/18 (c)	5,000,000	5,024,175

Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
0.50%, 01/27/17	4,000,000	3,992,544
4.00%, 02/01/26	266,255	283,685
2.50%, 05/15/30, TBA (h)	4,000,000	4,092,969
REMIC, 3.00%, 02/15/39	1,462,574	1,502,147
		9,871,345
Federal National Mortgage Association - 3.4%
Federal National Mortgage Association
1.75%, 11/26/19	8,300,000	8,422,184
4.00%, 04/01/26 - 01/01/31	3,990,250	4,262,754
4.50%, 05/01/26	211,925	228,489
3.50%, 03/01/27	2,705,675	2,889,785
3.00%, 05/15/30, TBA (h)	2,000,000	2,092,266
2.75%, 02/01/44 (a)	1,927,163	1,996,293
REMIC, 4.00%, 09/25/29	173,000	181,677
REMIC, 2.50%, 01/25/41	563,280	566,908
REMIC, 2.00%, 03/25/42	847,659	852,166
		21,492,522
Government National Mortgage Association - 0.3%
Government National Mortgage Association
2.50%, 11/20/42 (a)	657,641	677,112
REMIC, 4.50%, 11/20/39	1,242,643	1,327,892
		2,005,004
Total Government and Agency Obligations (cost $84,079,395)		84,628,101

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 2.5%
JNL Money Market Fund, 0.01% (i) (j)	16,262,825	16,262,825

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (i) (j)	11,283,573	11,283,573
Total Short Term Investments (cost $27,546,398)		27,546,398

Total Investments - 102.6% (cost $651,114,759)		652,973,717
Other Assets and Liabilities, Net - (2.6%)		(16,616,132)
Total Net Assets - 100.0%		$636,357,585

(a)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $106,116,828 which represented 16.7% of net assets.

(c)	All or a portion of the security was on loan.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(g)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(h)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2015, the total payable of investments purchased on a delayed delivery basis was $6,152,500.
(i)	Investment in affiliate.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

JNL/PPM America Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$2,969,534	$3,099,451
4.95%, 01/15/23	1,537,694	1,674,165
American Express Credit Account Master Trust, 0.99%, 08/17/15	477,000	477,676
American Tower Trust I, 3.07%, 03/15/23 (c)	6,596,000	6,621,533
AmeriCredit Automobile Receivables Trust
1.59%, 08/08/15	473,000	474,215
1.73%, 02/08/17	226,250	226,358
4.26%, 02/08/17	158,000	159,191
1.31%, 11/08/17	606,000	607,426
1.07%, 03/08/18	905,000	907,054
Aventura Mall Trust REMIC, 3.74%, 12/05/20 (c) (d)	1,575,000	1,699,006
Banc of America Commercial Mortgage Trust REMIC, 5.75%, 07/10/17 (d)	603,223	655,226
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (d)	500,000	543,200
5.69%, 06/11/50 (d)	1,463,000	1,580,858
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23 (a) (b)	2,752,874	2,841,227
Commercial Mortgage Pass-Through Certificates REMIC, 3.92%, 09/10/24	3,902,000	4,259,704
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	642,762	688,964
4.15%, 04/11/24	1,912,545	2,017,735
4.00%, 10/29/24	2,155,745	2,255,556
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (c)	3,007,581	3,060,400
Dell Equipment Finance Trust
0.94%, 06/22/20 (c)	565,000	564,842
1.36%, 06/22/20 (c)	166,000	166,137
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	732	806
4.95%, 05/23/19	169,568	182,073
Ford Credit Auto Owner Trust, 1.97%, 04/15/20	1,256,000	1,258,373
GE Equipment Transportation LLC
1.28%, 02/25/19	1,589,000	1,590,993
1.77%, 05/23/23	1,503,000	1,508,079
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	139,000	146,664
GS Mortgage Securities Trust REMIC
3.55%, 04/10/22 (c)	2,500,000	2,671,020
4.95%, 01/10/45 (c)	847,000	964,925
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.69%, 04/12/17 (d)	1,860,000	2,002,815
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (c) (d)	2,798,785	2,886,137
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 09/15/22	3,000,000	3,075,729

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Morgan Stanley Capital I Trust REMIC, 5.91%, 07/11/17 (d)	4,535,326	4,925,169
Morgan Stanley Re-REMIC Trust REMIC, 5.80%, 04/12/17 (c) (d)	1,287,436	1,378,194
MVW Owner Trust, 2.15%, 04/22/30 (c)	950,551	954,670
SBA Tower Trust, 2.90%, 10/15/44 (c)	5,000,000	5,060,505
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (c)	407,557	413,930
2.38%, 03/20/29 (c)	221,345	223,800
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	47,488	52,296
Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,123,151)		63,876,102

CORPORATE BONDS AND NOTES - 59.5%

CONSUMER DISCRETIONARY - 5.2%
A&E Television Networks LLC
3.11%, 08/22/19 (b) (e)	1,000,000	1,012,239
3.63%, 08/22/22 (b) (e)	1,000,000	1,019,036
3.78%, 08/22/24 (b) (e)	1,000,000	1,023,131
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (c)	1,435,000	1,457,277
3.75%, 09/16/24 (c)	1,970,000	2,036,675
Charter Communications Term Loan, 4.25%, 08/12/21 (d)	550,000	554,279
Delphi Corp., 5.00%, 02/15/23	1,867,000	2,002,357
Dollar General Corp., 3.25%, 04/15/23	1,351,000	1,312,844
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	824,000	803,400
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (d)	1,148,463	1,146,074
General Motors Co.
5.00%, 04/01/35	3,500,000	3,734,990
6.25%, 10/02/43	1,285,000	1,574,369
GLP Capital LP
4.38%, 11/01/18 (f)	277,000	284,618
4.88%, 11/01/20	311,000	318,775
5.38%, 11/01/23	242,000	250,168
Grupo Televisa SAB, 5.00%, 05/13/45	2,099,000	2,185,105
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (d)	874,425	871,767
KB Home
4.75%, 05/15/19	2,316,000	2,263,890
7.50%, 09/15/22	409,000	419,225
Men’s Wearhouse Inc., 7.00%, 07/01/22 (c) (f)	368,000	387,320
NAI Entertainment Holdings, 5.00%, 08/01/18 (c)	228,000	236,265
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (g)	1,589,000	1,684,658
Netflix Inc., 5.75%, 03/01/24	1,327,000	1,351,881
Numericable Group SA
4.88%, 05/15/19 (c)	1,847,000	1,837,765
5.38%, 05/15/22 (c), EUR	1,000,000	1,123,739
NVR Inc., 3.95%, 09/15/22	4,573,000	4,786,093
Petsmart Inc. Term Loan, 5.00%, 03/10/22 (d)	844,000	850,102
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	1,296,000	1,423,841
3.50%, 05/15/22 (c), EUR	570,000	631,179
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	1,407,000	1,632,009
Scientific Games International Inc., 7.00%, 01/01/22 (c) (f)	2,447,000	2,502,057
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (c)	840,000	903,000
SES SA
3.60%, 04/04/23 (c)	652,000	682,448
5.30%, 04/04/43 (c)	464,000	523,746
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	4,426,000	4,647,300
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (c)	1,100,000	1,166,000
7.75%, 04/15/20 (c)	673,000	713,380
Tenneco Inc.
6.88%, 12/15/20	1,750,000	1,855,000
5.38%, 12/15/24 (f)	1,065,000	1,107,600
Time Warner Cable Inc.
6.75%, 06/15/39	371,000	475,567
5.88%, 11/15/40	252,000	301,425
5.50%, 09/01/41	1,291,000	1,481,000
TRW Automotive Inc.
7.25%, 03/15/17 (c)	100,000	109,375
4.50%, 03/01/21 (c)	867,000	873,502
4.45%, 12/01/23 (c)	825,000	831,187
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20 (d)	1,048,400	1,045,779
		59,433,437
CONSUMER STAPLES - 1.7%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (h)	100,000	123,224
ConAgra Foods Inc., 4.65%, 01/25/43	1,183,000	1,187,005
Constellation Brands Inc., 4.25%, 05/01/23	208,000	213,980
JBS Investments GmbH, 7.25%, 04/03/24 (c)	1,445,000	1,482,931
JM Smucker Co.
2.50%, 03/15/20 (c)	631,000	640,061
3.50%, 03/15/25 (c)	868,000	892,315
4.38%, 03/15/45 (c)	816,000	850,504
Lorillard Tobacco Co., 7.00%, 08/04/41	812,000	1,052,855
Mars Inc.
2.19%, 10/11/17 (b) (e)	2,850,000	2,866,935
3.74%, 10/11/27 (b) (e)	1,200,000	1,244,905
SABMiller Holdings Inc., 3.75%, 01/15/22 (c)	1,602,000	1,685,238
Sysco Corp., 4.35%, 10/02/34	3,955,000	4,155,380
Tyson Foods Inc.
3.95%, 08/15/24	929,000	981,474
4.88%, 08/15/34	1,010,000	1,138,747
5.15%, 08/15/44 (f)	549,000	639,023
		19,154,577
ENERGY - 7.8%
Access Midstream Partners LP, 4.88%, 05/15/23	864,000	870,480
Alpha Natural Resources Inc.
9.75%, 04/15/18 (f)	1,700,000	697,000
6.25%, 06/01/21 (f)	1,397,000	352,743
Arch Coal Inc.
8.00%, 01/15/19 (c) (f)	887,000	424,097
9.88%, 06/15/19 (f)	2,064,000	608,880
BP Capital Markets Plc, 2.75%, 05/10/23	2,796,000	2,727,506
California Resources Corp.
5.00%, 01/15/20 (c) (f)	2,500,000	2,256,250
5.50%, 09/15/21 (c) (f)	2,229,000	1,986,596
6.00%, 11/15/24 (c) (f)	1,818,000	1,593,023
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (c)	2,325,000	2,255,250
Chesapeake Energy Corp., 3.50%, 04/15/19 (d)	4,617,000	4,443,863
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	957,000	999,165
Citgo Holding Inc., 10.75%, 02/15/20 (c)	2,694,000	2,774,820
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18 (d)	2,194,500	2,181,706
Concho Resources Inc., 5.50%, 04/01/23	2,164,000	2,180,230
Continental Resources Inc., 4.50%, 04/15/23	876,000	850,185
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,485,000	1,789,200
Energy Transfer Partners LP
4.90%, 03/15/35	2,750,000	2,743,777

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
5.15%, 03/15/45	1,189,000	1,200,205
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (c) (f)	959,000	330,855
Enterprise Products Operating LLC
3.75%, 02/15/25	2,087,000	2,158,701
4.95%, 10/15/54	1,337,000	1,427,149
EP Energy LLC, 6.88%, 05/01/19	1,000,000	1,025,000
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (d)	1,580,999	1,472,021
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	3,000,000	2,460,000
Kinder Morgan Inc.
3.05%, 12/01/19	3,500,000	3,534,734
5.30%, 12/01/34	2,500,000	2,582,925
Linden Term Loan B, 3.75%, 12/01/20 (d)	487,268	488,081
Linn Energy LLC, 6.50%, 09/15/21	2,759,000	2,138,225
Memorial Production Partners LP, 6.88%, 08/01/22 (c)	2,317,000	2,050,545
Penn Virginia Corp., 8.50%, 05/01/20 (f)	425,000	395,250
Petrobras Global Finance BV
2.00%, 05/20/16	4,150,000	3,969,475
4.38%, 05/20/23 (f)	2,381,000	2,035,993
Petroleos Mexicanos
2.29%, 02/15/24	2,934,900	2,980,907
4.50%, 01/23/26 (c)	3,000,000	3,057,000
Plains Exploration & Production Co., 6.75%, 02/01/22	2,099,000	2,224,940
Regency Energy Partners LP
5.88%, 03/01/22	3,534,000	3,834,390
5.00%, 10/01/22	1,080,000	1,123,200
Seadrill Ltd., 6.13%, 09/15/17 (c) (i)	3,726,000	3,148,470
SM Energy Co., 6.13%, 11/15/22 (c)	2,156,000	2,145,220
Spectra Energy Partners LP
3.50%, 03/15/25	2,982,000	2,996,853
4.50%, 03/15/45	2,542,000	2,580,435
Transocean Inc.
2.50%, 10/15/17 (h)	1,000,000	918,750
6.38%, 12/15/21 (h)	1,824,000	1,527,600
3.80%, 10/15/22 (f) (h)	2,015,000	1,468,431
Ultra Petroleum Corp., 6.13%, 10/01/24 (c) (f)	2,451,000	2,101,733
		89,111,859
FINANCIALS - 27.1%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	3,354,000	3,590,896
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (c)	152,000	150,480
4.50%, 05/15/21 (c)	288,000	299,506
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	1,696,000	2,391,138
Ally Financial Inc., 4.13%, 03/30/20	4,450,000	4,422,187
Altice Financing SA
7.88%, 12/15/19 (c)	324,000	343,440
5.25%, 02/15/23 (c), EUR	750,000	853,812
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (g)	1,683,000	1,714,556
6.50% (callable at 100 beginning 10/23/24) (g)	2,197,000	2,323,328
3.30%, 01/11/23	7,078,000	7,170,290
4.20%, 08/26/24	3,000,000	3,103,698
4.25%, 10/22/26	1,059,000	1,093,250
Barclays Bank Plc
7.63%, 11/21/22	1,279,000	1,497,229
7.75%, 04/10/23 (d)	1,009,000	1,118,729
3.75%, 05/15/24	7,200,000	7,580,887
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (f) (g)	5,300,000	5,678,505
3.65%, 03/16/25	5,500,000	5,516,780
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,117,566
Capital One Bank USA NA, 2.40%, 09/05/19 (b)	7,568,000	7,598,469
CDP Financial Inc., 3.15%, 07/24/24 (c)	3,000,000	3,113,001
Chubb Corp., 6.37%, 03/29/67 (d)	100,000	106,000
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (f) (g)	1,375,000	1,385,313
4.05%, 07/30/22	2,025,000	2,124,383
Cleopatra Finance Ltd., 5.63%, 02/15/20 (c)	1,552,000	1,516,304
CME Group Inc., 3.00%, 03/15/25	2,750,000	2,777,923
Credit Suisse
3.00%, 10/29/21	2,390,000	2,434,401
3.63%, 09/09/24	4,728,000	4,886,705
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (c) (g)	4,748,000	5,098,165
6.50%, 08/08/23 (c)	8,211,000	9,375,213
Daimler Finance North America LLC
1.65%, 03/02/18 (c)	2,947,000	2,962,931
2.25%, 03/02/20 (c)	11,000,000	11,075,537
Deutsche Bank AG, 1.88%, 02/13/18	4,896,000	4,908,955
Discover Financial Services, 3.95%, 11/06/24	3,500,000	3,599,424
Duke Realty LP, 8.25%, 08/15/19	100,000	123,501
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	6,695,000	7,182,550
Ford Motor Credit Co. LLC
5.00%, 05/15/18	6,898,000	7,520,876
2.38%, 03/12/19	2,250,000	2,276,138
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (g)	7,744,000	8,712,000
7.13% (callable at 100 beginning 06/15/22) (g)	4,425,000	5,193,844
3.10%, 01/09/23	3,900,000	4,016,934
General Motors Financial Co. Inc., 4.38%, 09/25/21	2,819,000	3,002,912
GFI Group Inc, 10.38%, 07/19/18 (f) (h)	2,250,000	2,393,437
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (g)	4,592,000	4,722,583
2.38%, 01/22/18	8,108,000	8,272,455
4.00%, 03/03/24	4,564,000	4,823,473
3.50%, 01/23/25	1,895,000	1,932,163
6.75%, 10/01/37	1,500,000	1,969,761
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (d)	493,750	496,836
Hospitality Properties Trust, 4.50%, 03/15/25	3,338,000	3,415,518
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f) (g)	3,037,000	3,084,453
6.37% (callable at 100 beginning 09/17/24) (g)	2,331,000	2,380,534
6.37% (callable at 100 beginning 03/30/25) (g)	5,753,000	5,882,442
4.25%, 03/14/24	3,450,000	3,620,247
5.25%, 03/14/44	525,000	597,845
HSBC USA Inc., 2.35%, 03/05/20	1,000,000	1,005,930
Icahn Enterprises LP
3.50%, 03/15/17 (f)	1,218,000	1,227,135
4.88%, 03/15/19	2,518,000	2,565,212
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,000,082
2.22%, 06/15/16 (d)	1,750,000	1,750,000
6.75%, 09/01/16 (c)	1,100,000	1,168,750
7.13%, 09/01/18 (c)	1,000,000	1,122,500

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
4.63%, 04/15/21 (f)	2,237,000	2,315,295
8.63%, 01/15/22	750,000	950,625
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c) (f)	7,200,000	7,369,128
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,796,230
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (g)	2,500,000	2,456,125
7.90% (callable at 100 beginning 04/30/18) (g)	1,774,000	1,909,268
3.20%, 01/25/23	4,109,000	4,177,370
3.63%, 05/13/24	3,000,000	3,119,370
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (c)	1,950,000	2,017,772
Legg Mason Inc., 2.70%, 07/15/19	1,883,000	1,917,979
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	750,000	813,372
Mizuho Bank Ltd., 1.70%, 09/25/17 (c)	3,000,000	3,006,180
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	1,850,000	1,986,504
Morgan Stanley
2.38%, 07/23/19	8,596,000	8,660,135
4.88%, 11/01/22	4,381,000	4,784,762
4.10%, 05/22/23	5,460,000	5,682,282
3.88%, 04/29/24	6,571,000	6,909,958
4.35%, 09/08/26	1,686,000	1,767,373
Murray Street Investment Trust I, 4.65%, 03/09/17 (i)	4,250,000	4,503,104
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	3,146,000	3,155,438
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (f) (g)	581,000	566,475
Prologis International Funding II, 4.88%, 02/15/20 (c)	2,222,000	2,393,625
Prudential Financial Inc., 5.87%, 09/15/42 (d)	1,502,000	1,631,548
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	1,317,000	1,483,068
6.10%, 06/10/23	3,370,000	3,747,632
6.00%, 12/19/23	737,000	819,233
5.13%, 05/28/24	3,384,000	3,550,192
Santander UK Plc, 5.00%, 11/07/23 (c)	1,152,000	1,240,551
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f) (g)	1,121,000	1,063,549
Stena AB, 7.00%, 02/01/24 (c) (f)	1,332,000	1,292,040
Swedbank AB, 2.20%, 03/04/20 (c)	5,500,000	5,525,041
UBS AG, 1.80%, 03/26/18 (b)	1,875,000	1,879,913
Union Bank NA, 2.25%, 05/06/19	2,600,000	2,631,299
USAA Capital Corp., 2.13%, 06/03/19 (c)	4,100,000	4,140,639
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (g)	3,161,000	3,343,390
4.48%, 01/16/24	1,455,000	1,579,168
		310,574,745
HEALTH CARE - 4.5%
Actavis Funding SCS
3.85%, 06/15/24	794,000	820,154
3.80%, 03/15/25	1,919,000	1,978,865
4.55%, 03/15/35	3,023,000	3,151,217
4.85%, 06/15/44	1,630,000	1,731,507
4.75%, 03/15/45	3,291,000	3,492,603
Becton Dickinson and Co.
3.73%, 12/15/24	883,000	924,884
4.69%, 12/15/44	1,109,000	1,212,258
Centene Corp., 4.75%, 05/15/22	748,000	776,050
Forest Laboratories Inc., 5.00%, 12/15/21 (c)	1,268,000	1,409,958
Gilead Sciences Inc.
4.80%, 04/01/44	1,302,000	1,500,590
4.50%, 02/01/45	4,493,000	4,987,958
HCA Inc.
3.75%, 03/15/19 (f)	3,119,000	3,160,919
4.25%, 10/15/19	2,464,000	2,531,760
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,177,914
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	607,743
Medtronic Inc.
3.50%, 03/15/25 (c)	2,354,000	2,462,917
4.38%, 03/15/35 (c)	773,000	844,100
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,163,701
4.13%, 07/01/52	587,000	591,147
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,636,750
Novartis Capital Corp., 2.40%, 09/21/22	1,027,000	1,033,349
Omnicare Inc.
4.75%, 12/01/22	266,000	274,645
5.00%, 12/01/24	174,000	181,830
Perrigo Finance Plc, 4.90%, 12/15/44	943,000	1,010,671
Pfizer Inc., 4.30%, 06/15/43	1,700,000	1,843,844
Quest Diagnostics Inc., 4.70%, 03/30/45	439,000	448,334
Valeant Pharmaceuticals International Inc., 5.50%, 03/01/23 (c)	767,000	775,629
VRX Escrow Corp.
5.88%, 05/15/23 (c)	3,249,000	3,330,225
6.13%, 04/15/25 (c)	2,639,000	2,734,664
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,884,000	2,981,917
		51,778,103
INDUSTRIALS - 2.2%
AECOM Technology Corp., 5.88%, 10/15/24 (c)	1,203,000	1,263,150
Aircastle Ltd., 4.63%, 12/15/18	1,270,000	1,320,800
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c) (f)	1,700,000	1,394,000
Bombardier Inc.
5.50%, 09/15/18 (c) (f)	829,000	827,964
4.75%, 04/15/19 (c) (f)	5,607,000	5,494,860
6.13%, 01/15/23 (c) (f)	1,056,000	997,920
7.50%, 03/15/25 (c)	1,083,000	1,068,786
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,583,000	1,594,872
General Electric Co.
3.50%, 10/02/18	5,100,000	5,225,256
2.70%, 10/09/22	2,825,000	2,873,316
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	1,283,000	1,337,527
Meritor Inc., 6.25%, 02/15/24	952,000	959,140
Schaeffler AG New Term Loan B, 4.25%, 05/15/20 (d)	1,200,000	1,207,668
		25,565,259
INFORMATION TECHNOLOGY - 0.9%
CDK Global Inc., 3.30%, 10/15/19 (c)	1,382,000	1,393,349
Oracle Corp., 4.30%, 07/08/34	1,125,000	1,220,811
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (b) (e)	2,485,000	2,535,030
3.18%, 11/15/22 (b) (e)	2,485,000	2,529,382
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,258,195
		10,936,767
MATERIALS - 3.7%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (d)	977,476	753,145
Ardagh Packaging Finance Plc, 3.27%, 12/15/19 (c) (d)	3,350,000	3,270,437
Barrick Gold Corp.
3.85%, 04/01/22 (f)	399,000	390,164
4.10%, 05/01/23	1,800,000	1,775,720

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Cemex Finance LLC
9.38%, 10/12/22 (c)	855,000	970,425
6.00%, 04/01/24 (c)	1,171,000	1,168,073
Cemex SAB de CV, 6.50%, 12/10/19 (c)	3,290,000	3,495,625
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (c) (f)	1,450,000	1,225,250
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (d)	5,857,488	5,280,408
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (f)	3,450,000	3,361,542
5.45%, 03/15/43	505,000	452,062
Freeport-McMoRan Inc.
4.55%, 11/14/24 (f)	272,000	261,352
5.40%, 11/14/34	7,878,000	7,203,336
LyondellBasell Industries NV, 4.63%, 02/26/55	1,486,000	1,469,236
Methanex Corp., 5.65%, 12/01/44	1,569,000	1,648,084
Monsanto Co., 4.70%, 07/15/64	3,253,000	3,540,357
Rain CII Carbon LLC, 8.25%, 01/15/21 (c) (f)	3,508,000	3,271,210
Samarco Mineracao SA
4.13%, 11/01/22 (c)	685,000	616,500
5.38%, 09/26/24 (c)	2,773,000	2,599,965
		42,752,891
TELECOMMUNICATION SERVICES - 2.6%
Crown Castle Towers LLC, 4.88%, 08/15/20 (c)	1,450,000	1,592,106
Frontier Communications Corp.
6.25%, 09/15/21	400,000	402,000
6.88%, 01/15/25	511,000	505,890
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	3,417,000	3,417,000
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	1,524,000	1,710,231
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	100,000	100,861
Verizon Communications Inc.
6.40%, 09/15/33	171,000	213,449
4.27%, 01/15/36 (a) (b)	5,692,000	5,649,037
6.55%, 09/15/43	164,000	212,951
4.86%, 08/21/46	5,948,000	6,227,889
5.01%, 08/21/54	4,473,000	4,641,717
4.67%, 03/15/55 (c)	4,320,000	4,231,289
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (d)	977,500	976,483
		29,880,903
UTILITIES - 3.8%
Abengoa Yield Plc, 7.00%, 11/15/19 (c) (f)	2,315,000	2,384,450
AES Corp., 3.26%, 06/01/19 (d)	2,660,000	2,646,700
Atlantic City Electric Co., 3.38%, 09/01/24	3,386,000	3,494,254
Dynegy Finance I Inc., 6.75%, 11/01/19 (c)	1,010,000	1,045,350
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (g)	7,570,000	7,899,295
Enel SpA, 8.75%, 09/24/73 (c) (d)	1,872,000	2,252,903
FirstEnergy Corp.
4.25%, 03/15/23 (h)	883,000	924,236
7.38%, 11/15/31	1,575,000	2,000,280
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	1,680,000	1,891,430
Oglethorpe Power Corp., 4.55%, 06/01/44	2,344,000	2,548,591
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,627,438
4.10%, 06/01/22	1,679,000	1,841,312
2.95%, 04/01/25 (c)	4,900,000	4,946,864
Pacific Gas & Electric Co., 4.30%, 03/15/45	2,007,000	2,160,068
PPL WEM Holdings Plc, 3.90%, 05/01/16 (c)	200,000	205,525
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	3,350,000	3,299,750
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (d)	1,269,802	1,275,757
		43,444,203
Total Corporate Bonds and Notes (cost $674,824,691)		682,632,744

GOVERNMENT AND AGENCY OBLIGATIONS - 30.3%

GOVERNMENT SECURITIES - 12.4%
Municipals - 0.1%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,628,198
U.S. Treasury Securities - 12.3%
U.S. Treasury Bond
3.75%, 08/15/41	8,748,000	10,876,905
3.13%, 11/15/41	10,120,000	11,316,214
U.S. Treasury Note
1.63%, 03/31/19 - 06/30/19	44,044,000	44,766,960
1.50%, 05/31/19	12,868,000	13,004,723
1.38%, 02/29/20 (f)	6,110,000	6,111,906
2.00%, 11/15/21 - 02/15/22	13,292,000	13,567,103
1.75%, 05/15/22	1,835,000	1,839,731
2.75%, 02/15/24	29,579,000	31,698,069
2.50%, 05/15/24	7,750,000	8,140,530
		141,322,141
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.9%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
3.00%, 05/15/30, TBA (j)	868,000	906,958
6.00%, 07/01/37 - 09/01/37	228,084	259,186
5.00%, 02/01/38 - 08/01/40	2,173,605	2,414,584
5.50%, 03/01/39 - 07/01/39	630,206	707,446
4.50%, 03/01/42 - 12/01/44	10,328,538	11,281,680
3.50%, 04/01/42 - 06/01/42	5,600,649	5,892,003
3.00%, 02/01/43	1,966,289	2,010,785
4.00%, 03/01/43 - 12/01/44	8,856,277	9,492,029
		32,964,671
Federal National Mortgage Association - 10.3%
Federal National Mortgage Association
4.00%, 04/01/26 - 03/01/45	23,703,238	25,397,242
2.50%, 06/01/27 - 12/01/29	10,630,679	10,934,283
3.50%, 12/01/28 - 04/01/43	14,518,607	15,320,605
2.50%, 05/15/30, TBA (j)	5,359,000	5,491,710
3.00%, 05/15/30, TBA (j)	8,238,000	8,618,042
5.50%, 12/01/33 - 08/01/38	3,327,857	3,769,616
5.00%, 06/01/35	3,043,472	3,400,532
6.00%, 08/01/37 - 01/01/38	410,761	469,061
4.50%, 08/01/40 - 03/01/44	15,193,056	16,616,649
3.00%, 01/01/43 - 03/01/45	24,462,649	25,063,032
3.50%, 05/15/45, TBA (j)	3,109,000	3,258,378
		118,339,150
Government National Mortgage Association - 4.7%
Government National Mortgage Association
4.50%, 03/15/40	673,195	745,036
5.00%, 08/20/41	1,581,373	1,773,097
3.50%, 08/20/42 - 06/20/43	12,876,122	13,588,441
2.50%, 05/20/43 (d)	2,177,344	2,240,367
3.00%, 05/20/43	1,655,225	1,707,905
4.50%, 08/20/43	2,624,159	2,856,865
4.00%, 05/20/44	4,737,471	5,134,250
4.00%, 01/20/45	11,382,012	12,211,533
3.00%, 05/15/45, TBA (j)	9,226,000	9,480,075
3.50%, 05/15/45, TBA (j)	3,845,000	4,035,748
		53,773,317
Total Government and Agency Obligations (cost $338,910,355)		348,027,477

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
PREFERRED STOCKS - 0.4%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%, 01/15/43 (f)	48,000	1,252,320

FINANCIALS - 0.3%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (g)	76,000	1,913,680
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (f) (g)	44,500	1,215,295
		3,128,975
Total Preferred Stocks (cost $4,279,600)		4,381,295

SHORT TERM INVESTMENTS - 10.5%

Investment Company - 6.0%
JNL Money Market Fund, 0.01% (k) (l)	68,977,256	68,977,256

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (k) (l)	51,618,049	51,618,049
Total Short Term Investments (cost $120,595,305)		120,595,305

Total Investments - 106.3% (cost $1,200,733,101)		1,219,512,923
Other Assets and Liabilities, Net - (6.3%)		(72,264,796)
Total Net Assets - 100.0%		$1,147,248,127

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $242,821,519 which represented 21.2% of net assets.

(d)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f)	All or a portion of the security was on loan.
(g)	Perpetual security.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2015, the total payable of investments purchased on a delayed delivery basis was $31,689,385.
(k)	Investment in affiliate.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

JNL Money Market Fund

CORPORATE BONDS AND NOTES - 14.5%

CONSUMER STAPLES - 0.4%
PepsiCo Inc., 0.45%, 07/30/15 (a)	$10,500,000	$10,506,140

FINANCIALS - 12.0%
American Honda Finance Corp.
0.26%, 06/04/15 (a)	33,000,000	33,000,000
0.25%, 10/07/15 (a)	20,000,000	20,000,000
0.27%, 01/11/16 (a)	6,000,000	6,000,000
BPCE SA, 0.50%, 05/27/15 (a)	30,000,000	30,000,000
General Electric Capital Corp., 1.63%, 07/02/15	15,000,000	15,049,551
MassMutual Global Funding II, 0.39%, 12/11/15 (a) (b)	15,745,000	15,757,009
MetLife Institutional Funding II, 1.63%, 04/02/15 (b)	6,000,000	6,000,212
National Australia Bank Ltd., 2.75%, 09/28/15 (b)	1,500,000	1,517,572
National Rural Utilities Cooperative Finance Corp., 0.30%, 05/01/15 (a)	25,000,000	25,000,000
New York Life Global Funding
0.75%, 07/24/15 (b)	3,000,000	3,004,418
0.29%, 10/05/15 (a) (b)	4,500,000	4,500,852
0.25%, 10/29/15 (a) (b)	32,400,000	32,400,000
PNC Bank NA, 0.80%, 01/28/16	13,400,000	13,427,890
Toronto-Dominion Bank
0.44%, 05/01/15 (a)	42,500,000	42,507,038
0.46%, 11/06/15 (a)	16,000,000	16,020,113
Toyota Motor Credit Corp., 0.25%, 10/29/15 (a)	6,000,000	6,000,000
Wells Fargo & Co., 0.46%, 10/28/15 (a)	60,000,000	60,054,518
		330,239,173
HEALTH CARE - 0.3%
Genzyme Corp., 3.63%, 06/15/15	8,225,000	8,280,378

INFORMATION TECHNOLOGY - 1.8%
Cisco Systems Inc., 0.31%, 09/03/15 (a)	31,200,000	31,206,808
International Business Machines Corp., 0.75%, 05/11/15	16,425,000	16,434,919
Microsoft Corp., 1.63%, 09/25/15	1,555,000	1,565,303
		49,207,030
Total Corporate Bonds and Notes (cost $398,232,721)		398,232,721

GOVERNMENT AND AGENCY OBLIGATIONS - 11.3%

GOVERNMENT SECURITIES - 11.3%
Federal Home Loan Bank - 9.0% (c)
Federal Home Loan Bank
0.11%, 05/01/15	9,000,000	8,999,911
0.13%, 06/04/15 - 08/14/15	21,500,000	21,497,311
0.17%, 06/30/15 - 07/22/15	29,750,000	29,750,298
0.20%, 09/25/15	10,000,000	10,000,839
0.18%, 10/27/15 - 11/12/15	110,000,000	109,989,566
0.19%, 11/19/15	22,000,000	21,996,583
0.23%, 10/30/15	25,515,000	25,520,605
0.13%, 11/06/15 (a)	10,000,000	9,999,596
0.50%, 11/20/15	9,000,000	9,017,135
		246,771,844
Federal National Mortgage Association - 0.9% (c)
Federal National Mortgage Association, 4.38%, 10/15/15	23,055,000	23,578,180

Sovereign - 1.0%
Federal Farm Credit Bank, 0.35%, 07/30/15	3,710,000	3,712,183
Province of Ontario, Canada
0.95%, 05/26/15	17,000,000	17,018,328
1.88%, 09/15/15	8,000,000	8,057,959
		28,788,470
U.S. Treasury Securities - 0.4%
U.S. Treasury Note, 0.08%, 01/31/16 (a)	10,000,000	9,997,974
Total Government and Agency Obligations (cost $309,136,468)		309,136,468

SHORT TERM INVESTMENTS - 59.2%

Certificates of Deposit - 18.3%
Abbey National Treasury Services Plc
0.36%, 07/16/15	22,500,000	22,500,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
0.38%, 09/04/15 (a)	23,400,000	23,400,000
Bank of Montreal
0.33%, 10/09/15	15,000,000	15,000,000
0.28%, 11/12/15 (a)	17,000,000	17,000,000
0.26%, 01/06/16 (a)	24,000,000	24,000,000
Bank of Nova Scotia, 0.24%, 10/30/15 (a)	26,500,000	26,500,000
BNP Paribas, 0.30%, 04/30/15 (a)	22,500,000	22,500,000
Canadian Imperial Bank of Commerce
0.24%, 06/29/15 (a)	40,000,000	40,000,000
0.27%, 02/04/16 (a)	20,000,000	20,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.31%, 09/18/15 (a)	22,500,000	22,500,000
Credit Suisse
0.51%, 05/08/15 (a)	26,300,000	26,300,000
0.32%, 05/13/15	16,000,000	16,000,000
0.58%, 08/24/15 (a)	5,000,000	5,001,073
0.47%, 03/21/16 (a)	25,000,000	25,000,000
HSBC Bank USA, 0.26%, 08/21/15 (a)	15,000,000	15,000,000
Natexis Banque, 0.27%, 04/06/15	25,000,000	25,000,000
Nordea Bank Finland Plc, 0.24%, 07/13/15	12,150,000	12,150,000
Rabobank Nederland, 0.23%, 09/10/15 (a)	34,500,000	34,500,000
Royal Bank of Canada, 0.34%, 10/06/15	21,500,000	21,500,000
Standard Chartered Bank
0.34%, 04/10/15 (a)	34,000,000	34,000,000
0.33%, 06/11/15 (a)	12,000,000	12,000,000
Sumitomo Bank, 0.24%, 05/13/15	23,000,000	23,000,000
Toronto Dominion Bank, 0.27%, 01/25/16 (a)	19,000,000	19,000,000
		501,851,073
Commercial Paper - 15.6%
Australia & New Zealand Banking Group Ltd., 0.21%, 04/30/15 (a)	33,000,000	33,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 07/06/15	22,000,000	21,983,573
BNP Paribas Finance Inc., 0.30%, 08/03/15	24,000,000	23,975,200
BPCE SA
0.26%, 05/20/15 (b)	20,000,000	19,993,058
0.35%, 07/31/15 (b)	5,000,000	4,994,202
Coca-Cola Co.
0.15%, 04/13/15	25,000,000	24,998,750
0.13%, 04/29/15 (b)	17,000,000	16,998,281
DNB Bank ASA
0.22%, 07/15/15 (b)	18,000,000	17,988,450
0.35%, 10/02/15 (b)	24,000,000	23,957,067
Fairway Finance Corp., 0.20%, 07/14/15 (b)	38,000,000	37,978,045
General Electric Capital Corp.
0.22%, 04/17/15	19,000,000	18,998,142
0.28%, 09/08/15	24,000,000	23,970,133
HSBC Americas Inc., 0.31%, 08/17/15	20,000,000	19,976,234
HSBC Bank USA NA, 0.35%, 10/23/15	20,000,000	19,960,708
JPMorgan Securities LLC
0.27%, 06/02/15	20,000,000	19,990,700
0.30%, 07/17/15	9,500,000	9,491,529
MetLife Short Term Funding, 0.15%, 05/18/15	34,000,000	33,993,342
Svenska Handelsbanken AB
0.22%, 04/14/15 (b)	20,000,000	19,998,447
0.20%, 07/02/15 (b)	37,000,000	36,981,089
		429,226,950
Federal Home Loan Bank - 0.3% (c)
Federal Home Loan Bank, 0.13%, 06/10/15	7,000,000	6,998,367

Repurchase Agreements - 25.0%
Repurchase Agreement with BOA, 0.12% (Collateralized by $29,133,000 Federal National Mortgage Association, 2.25%, due 01/30/23, value $28,830,964, and $64,668,000 Federal Home Loan Bank, 0.00-5.50%, due 01/11/16-07/15/36, value $66,029,263) acquired on 03/31/15, due on 04/01/15 at $93,000,310	93,000,000	93,000,000
Repurchase Agreement with BMO, 0.13% (Collateralized by $2,206,084 Federal Home Loan Mortgage Corp., 2.50-4.50%, due 05/01/28-07/01/39, value $2,359,876, and $35,863,419 Federal National Mortgage Association, 3.00-5.00%, due 07/01/34-01/01/42, value $38,440,124) acquired on 03/31/15, due on 04/01/15 at $40,000,144	40,000,000	40,000,000
Repurchase Agreement with BNP, 0.12% (Collateralized by $21,590,401 Federal National Mortgage Association, 2.50-6.50%, due 09/01/18-12/01/44, value $23,460,000) acquired on 03/31/15, due on 04/01/15 at $23,000,077	23,000,000	23,000,000
Repurchase Agreement with DUB, 0.15% (Collateralized by $7,118,500 Federal Home Loan Mortgage Corp., 0.00%, due 12/11/25, value $5,356,244, $11,764,000 Federal Farm Credit Bank, 0.94%, due 01/22/18, value $11,750,491, and $39,310,000 Federal National Mortgage Association, 0.00%, due 05/15/30, value $24,509,392) acquired on 03/31/15, due on 04/01/15 at $40,800,170	40,800,000	40,800,000
Repurchase Agreement with GSC, 0.15% (Collateralized by $20,347,854 Federal Home Loan Mortgage Corp., 2.44-5.50%, due 04/01/32-01/01/45, value $21,795,991, and $15,142,659 Federal National Mortgage Association, 3.27-5.00%, due 02/01/18-09/01/44, value $16,352,009) acquired on 03/31/15, due on 04/01/15 at $37,400,156	37,400,000	37,400,000
Repurchase Agreement with GSC, 0.10% (Collateralized by $996 Government National Mortgage Association, 4.50%, due 02/20/45, value $1,089, $7,297,718 Federal National Mortgage Association, 3.50-6.50%, due 08/01/29-11/01/44, value $8,024,428, and $21,365,181 Federal Home Loan Mortgage Corp., 2.72-3.50%, due 09/01/41-08/01/42, value $22,575,554) acquired on 03/31/15, due on 04/06/15 at $30,000,583	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.10% (Collateralized by $5,492,953 Federal Home Loan Mortgage Corp., 1.89-4.00%, due 08/01/43-09/01/43, value $5,868,543, and $22,898,195 Federal National Mortgage Association, 2.50-6.50%, due 09/01/17-06/01/44, value $24,731,457) acquired on 03/27/15, due on 04/10/15 at $30,001,167	30,000,000	30,000,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Repurchase Agreement with GSC, 0.09% (Collateralized by $88,319 Government National Mortgage Association, 4.50%, due 02/20/45, value $96,619, $7,092,811 Federal Home Loan Mortgage Corp., 3.17-6.62%, due 06/01/36-07/01/48, value $7,772,634, and $20,943,500 Federal National Mortgage Association, 2.29-6.00%, due 04/01/24-03/01/45, value $22,730,748) acquired on 03/25/15, due on 04/01/15 at $30,000,525	30,000,000	30,000,000
Repurchase Agreement with HSB, 0.12% (Collateralized by $99,791,433 Federal Home Loan Mortgage Corp., 3.00-3.50%, due 08/01/42-11/01/42, value $103,635,262) acquired on 03/31/15, due on 04/01/15 at $101,600,339	101,600,000	101,600,000
Repurchase Agreement with RBC, 0.12% (Collateralized by $2,737,390 Government National Mortgage Association, 3.50-4.50%, due 05/15/40-02/20/45, value $2,932,626, $4,061,202 Federal Home Loan Mortgage Corp., 3.00-4.50%, due 10/01/29-09/01/44, value $4,397,740, and $41,670,402 Federal National Mortgage Association, 1.86-6.00%, due 09/01/28-03/01/45, value $44,383,634) acquired on 03/31/15, due on 04/01/15 at $50,700,169	50,700,000	50,700,000
Repurchase Agreement with RBS, 0.12% (Collateralized by $204,760,000 U.S. Treasury Note, 2.25-2.50%, due 05/15/24-11/15/24, value $213,692,185) acquired on 03/31/15, due on 04/01/15 at $209,500,698	209,500,000	209,500,000
		686,000,000
Total Short Term Investments (cost $1,624,076,390)		1,624,076,390

Total Investments - 85.0% (cost $2,331,445,579)		2,331,445,579
Other Assets and Liabilities, Net - 15.0%		412,172,451
Total Net Assets - 100.0%		$2,743,618,030

(a)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $242,068,702 which represented 8.8% of net assets.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2015

Currency Abbreviations:

EUR - European Currency Unit (Euro)

Abbreviations:

ABS - Asset -Backed Security

GO - General Obligation

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BOA - Bancamerica Securities/Bank of America NA

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank Of Scotland

†     Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act, as amended, or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2015, the following Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Total Return Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$2,969,534	$3,099,451	0.3%
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23	06/25/2014	2,763,894	2,841,227	0.3
Verizon Communications Inc., 4.27%, 01/15/36	03/17/2015	5,904,770	5,649,037	0.5
		$11,638,198	$11,589,715	1.1%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	June 2015	145	$102,242
U.S. Treasury Note Future, 5-Year	June 2015	(525)	(554,896)
			$(452,654)
JNL/PPM America Total Return Fund
Euro FX Currency Future	June 2015	(40)	$(22,304)
U.S. Treasury Long Bond Future	June 2015	(59)	(319,705)
U.S. Treasury Note Future, 10-Year	June 2015	(756)	(1,082,614)
U.S. Treasury Note Future, 2-Year	June 2015	(54)	(38,885)
U.S. Treasury Note Future, 5-Year	June 2015	(123)	(143,010)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(36)	(55,861)
			$(1,662,379)

Security Valuation - Under the JNL Investors Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2015

unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurement”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, centrally cleared swap agreements or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2015

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government ABS	$—	$192,736,395	$—	$192,736,395
Corporate Bonds and Notes	—	345,563,933	2,498,890	348,062,823
Government and Agency Obligations	—	84,628,101	—	84,628,101
Short Term Investments	27,546,398	—	—	27,546,398
Fund Total	$27,546,398	$622,928,429	$2,498,890	$652,973,717

JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$63,876,102	$—	$63,876,102
Corporate Bonds and Notes	—	670,402,086	12,230,658	682,632,744
Government and Agency Obligations	—	348,027,477	—	348,027,477
Preferred Stocks	4,381,295	—	—	4,381,295
Short Term Investments	120,595,305	—	—	120,595,305
Fund Total	$124,976,600	$1,082,305,665	$12,230,658	$1,219,512,923

JNL Money Market Fund
Corporate Bonds and Notes	$—	$398,232,721	$—	$398,232,721
Government and Agency Obligations	—	309,136,468	—	309,136,468
Short Term Investments	—	1,624,076,390	—	1,624,076,390
Fund Total	$—	$2,331,445,579	$—	$2,331,445,579

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$102,242	$—	$—	$102,242
Fund Total	$102,242	$—	$—	$102,242

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(554,896)	$—	$—	$(554,896)
Fund Total	$(554,896)	$—	$—	$(554,896)

JNL/PPM America Total Return Fund
Open Futures Contracts	$(1,662,379)	$—	$—	$(1,662,379)
Fund Total	$(1,662,379)	$—	$—	$(1,662,379)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2015.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Funds.  The cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2015

Investments in Affiliates - During the period ended March 31, 2015, the JNL/PPM America Total Return Fund participated in securities lending and received cash collateral, which was invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  During the period ended March 31, 2015, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

The following table details cash management investments in affiliates held at March 31, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$23,606,728	$16,262,825	$—
JNL/PPM America Total Return Fund	27,883,831	68,977,256	211

Income Tax Matters - As of March 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund	$651,143,858	$2,726,913	$(897,054)	$1,829,859
JNL/PPM America Total Return Fund	1,200,888,894	33,825,115	(15,201,086)	18,624,029
JNL Money Market Fund	2,331,450,304	—	(4,725)	(4,725)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	June 1, 2015

Exhibit List

Exhibit 3(a):                          Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                          Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.